S000054186 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	115 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.05%
Bloomberg US High Yield Fallen Angel 3% Capped Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.94%	4.07%	7.09%
iShares Fallen Angels USD Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	8.91%	4.05%	6.78%
Performance Inception Date			Jun. 14, 2016
iShares Fallen Angels USD Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.12%	1.82%	4.34%
iShares Fallen Angels USD Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.21%	2.09%	4.16%